STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0%
Alabama - .5%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2026	1,500,000	[a]	1,552,006
California - .9%
California Community Choice Financing Authority, Revenue Bonds (Green Bond) (Clean Energy Project)	4.00	12/1/2027	1,000,000	[a]	1,033,059
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2028	1,575,000	[b]	1,763,398
				2,796,457
District of Columbia - .3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2035	1,000,000		1,007,728
Illinois - 2.7%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2033	500,000		531,485
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2034	500,000		530,356
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	1,000,000		1,051,204
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	1,000,000		1,073,831
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	2,100,000		2,157,609
Illinois, GO, Ser. D	5.00	11/1/2026	2,500,000		2,716,139
				8,060,624
Kentucky - 1.9%
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	2,500,000	[a]	2,560,986
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	3,000,000	[a]	3,082,091
				5,643,077
Massachusetts - 83.5%
Belmont, GO	4.00	6/1/2031	1,260,000		1,372,668
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2030	1,000,000		1,111,255
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2028	1,000,000		1,120,542

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2026	475,000	525,011
Boston, GO, Ser. A	3.00	11/1/2034	2,035,000	2,044,043
Boston Housing Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2026	565,000	630,020
Boston Housing Authority, Revenue Bonds, Refunding, Ser. B	5.00	4/1/2026	615,000	678,678
Braintree, GO, Refunding	4.00	10/15/2030	1,395,000	1,516,339
Brookline, GO, Refunding	4.00	2/15/2029	2,000,000	2,204,336
Collegiate Charter School of Lowell, Revenue Bonds	4.00	6/15/2024	315,000	315,708
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2029	485,000	500,531
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2039	1,330,000	1,350,348
Dedham, GO	4.00	6/15/2029	495,000	519,153
Falmouth, GO, Refunding	5.00	10/15/2027	945,000	1,081,670
Framingham, GO, Refunding	5.00	12/1/2028	420,000	477,333
Framingham, GO, Refunding	5.00	12/1/2029	365,000	413,466
Gloucester, GO, Refunding	3.00	9/15/2033	725,000	716,770
Gloucester, GO, Refunding	3.00	9/15/2032	925,000	917,837
Groton, GO	3.00	8/15/2033	390,000	393,338
Groton, GO	4.00	8/15/2031	240,000	261,910
Hingham, GO	3.00	2/15/2036	375,000	369,859
Hingham, GO	3.00	2/15/2034	1,240,000	1,245,378
Hingham, GO	3.00	2/15/2035	860,000	859,457
Hingham, GO	4.00	2/15/2030	345,000	376,191
Hingham, GO	4.00	2/15/2031	315,000	340,501
Manchester Essex Regional School District, GO (School Project Loan-Chapter 70B)	4.00	2/1/2034	845,000	891,789
Manchester Essex Regional School District, GO (School Project Loan-Chapter 70B)	4.00	2/1/2033	590,000	623,966
Mansfield, GO	4.00	5/15/2030	845,000	876,028
Mansfield, GO	4.00	5/15/2029	815,000	848,632
Massachusetts, GO, Refunding, Ser. B	5.00	7/1/2027	345,000	391,518
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2034	2,215,000	2,392,309
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2035	2,000,000	2,157,186
Massachusetts, GO, Ser. A	3.00	2/1/2037	2,000,000	1,878,272
Massachusetts, GO, Ser. A	5.00	3/1/2031	2,250,000	2,346,247
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A1	4.00	7/1/2036	4,000,000	4,319,116

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2023	870,000	[c]	901,882
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2023	1,250,000	[c]	1,295,807
Massachusetts College Building Authority, Revenue Bonds (Green Bond) Ser. A	3.00	5/1/2033	535,000		534,584
Massachusetts College Building Authority, Revenue Bonds (Green Bond) Ser. A	3.00	5/1/2032	520,000		524,164
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2024	350,000		369,472
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2033	2,500,000		2,657,345
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000		346,930
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000		181,019
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000		361,486
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000		301,371
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.00	1/1/2023	400,000		407,073
Massachusetts Development Finance Agency, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000		499,927
Massachusetts Development Finance Agency, Revenue Bonds (President & Trustees of Williams College) Ser. S	5.00	7/1/2030	1,000,000		1,115,285
Massachusetts Development Finance Agency, Revenue Bonds (Trustees of Boston University) Ser. DD1	5.00	4/1/2024	1,075,000	[a]	1,116,414
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2024	550,000		573,356

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2032	1,910,000	2,054,726
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Babson College) Ser. A	5.00	10/1/2025	545,000	589,362
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2035	1,000,000	1,025,809
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000	842,004
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2025	500,000	534,753
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2026	500,000	543,685
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2029	2,000,000	2,146,244
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2026	1,000,000	1,088,985
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2025	1,000,000	1,050,462
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	1,000,000	1,029,123
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,324,913
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	1,041,730
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,057,338
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	409,831

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2035	840,000	879,593
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000	369,538
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	389,858
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	4.00	7/1/2022	655,000	655,739
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	5.00	7/1/2037	1,600,000	1,654,423
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Franklin W Olin College of Engineering) Ser. E	5.00	11/1/2038	4,500,000	4,628,430
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Harvard University) Ser. A	5.00	7/15/2027	3,200,000	3,558,265
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000	493,599
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2032	2,000,000	2,031,472
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,533,467
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,777,298
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	3,410,000	3,521,328
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. J	5.25	10/1/2024	465,000	480,035

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2029	1,000,000	1,052,335
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2025	700,000	740,397
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2024	530,000	554,851
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	802,693
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2025	500,000	532,310
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling & Francine Clark Art Institute)	5.00	7/1/2031	2,050,000	2,266,055
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling & Francine Clark Art Institute)	5.00	7/1/2028	1,000,000	1,113,919
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2023	1,250,000	1,285,719
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2025	1,340,000	1,419,673
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2029	1,000,000	1,078,956
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	1,300,000	1,404,393
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	1,000,000	1,070,511
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2036	2,000,000	2,212,686
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston University) Ser. BB2	4.00	10/1/2032	1,000,000	1,030,872

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of the College of Holy Cross)	5.00	9/1/2026	705,000	780,875
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2036	1,340,000	1,409,006
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2025	2,375,000	2,544,447
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2024	815,000	858,297
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellesley College)	4.00	7/1/2036	2,000,000	2,129,786
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2027	475,000	529,388
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2026	325,000	357,457
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2032	500,000	532,579
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,500,000	1,557,643
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000	531,672
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2026	1,205,000	1,284,845

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2024	1,090,000	1,135,150
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,041,997
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	3.00	1/1/2025	190,000	194,158
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	4.00	1/1/2026	130,000	137,996
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2028	140,000	154,593
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2029	200,000	220,136
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000	454,633
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2027	310,000	343,503
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2030	410,000	450,149
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2026	850,000	936,238
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2025	450,000	486,482
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	2,075,000	2,290,482
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,050,000	1,165,355

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,350,000	1,484,118
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A2	5.00	7/1/2037	2,460,000	2,695,556
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000	497,315
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000	442,613
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000	573,304
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. H1	5.00	7/1/2025	800,000	858,305
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2035	200,000	217,981
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2026	1,000,000	1,096,365
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2033	160,000	175,970
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2034	200,000	218,922
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2032	250,000	275,497
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2031	250,000	277,822
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	3,000,000	3,150,003
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2023	2,300,000	2,373,223
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2027	2,000,000	2,115,132
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2025	2,500,000	2,650,286
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2027	2,000,000	2,223,577

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
Massachusetts Federal Highway, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2027	2,500,000		2,779,471
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Massachusetts Institute of Technology) Ser. K	5.50	7/1/2022	1,800,000		1,806,420
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. F3	0.78	7/1/2040	560,000	[d]	560,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Massachusetts Institute of Technology) Ser. L	5.00	7/1/2023	3,335,000		3,457,213
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trustees of Tufts University) Ser. M	5.25	2/15/2026	3,130,000		3,456,910
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 195	4.00	12/1/2048	740,000		758,785
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,910,000		1,895,949
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 183	3.50	12/1/2046	415,000		419,893
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	1,960,000		2,011,013
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	785,000		794,675
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 221	3.00	12/1/2050	1,500,000		1,486,920
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. A1	2.55	12/1/2040	1,500,000		1,294,051
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. A3	0.88	12/1/2023	1,500,000		1,477,343
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000		973,947
Massachusetts Municipal Wholesale Electric, Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2035	650,000		678,238

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
Massachusetts Municipal Wholesale Electric, Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2036	600,000		625,220
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000		548,206
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2029	1,000,000		1,118,000
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000		953,053
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	2,000,000		2,196,892
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	1,330,000		1,402,216
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000		2,213,625
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000		1,815,194
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2032	750,000		787,278
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	2,000,000		2,091,859
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2024	315,000		331,406
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	200,000		211,615
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	200,000		210,604
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	140,000	[c]	141,071
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	1,860,000	[c]	1,874,618
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2022	1,000,000	[c]	1,007,859
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.00	11/15/2029	1,060,000		1,175,532
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2036	1,000,000		1,047,843
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	3,000,000	[a]	3,057,087

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2029	2,590,000		2,856,942
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2028	1,925,000		2,128,853
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2026	2,500,000	[c]	2,791,994
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	8/1/2028	2,000,000		2,335,117
Medway, GO	3.00	9/1/2032	700,000		705,515
Medway, GO	3.00	9/1/2031	500,000		505,985
Medway, GO	3.00	9/1/2030	650,000		662,537
Middleborough, GO, Refunding	3.00	10/1/2032	1,455,000		1,443,524
Middleborough, GO, Refunding	3.00	10/1/2034	1,455,000		1,433,082
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2026	915,000		1,023,123
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2027	525,000		583,953
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2028	1,055,000		1,166,695
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2028	420,000		433,204
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2027	640,000		661,559
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2029	745,000		766,656
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2030	315,000		323,735
Natick, GO	4.00	7/15/2033	3,000,000		3,175,706
Natick, GO	5.00	7/15/2029	2,000,000		2,269,538
Plainville, GO	4.00	10/15/2030	1,210,000		1,293,694
Quincy, GO, Refunding, Ser. A	4.00	6/1/2038	500,000		530,786
Randolph, GO, Refunding	5.00	9/15/2031	595,000		666,505
Rockland, GO, Refunding	3.00	10/1/2032	1,000,000		992,113
Scituate, GO, Refunding	4.00	10/1/2031	1,180,000		1,272,747
Scituate, GO, Refunding	4.00	10/1/2030	1,645,000		1,787,642
Sharon, GO	3.00	2/15/2033	2,000,000		1,981,552
Shrewsbury, GO	3.00	1/15/2034	2,160,000		2,171,699
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000		1,111,661
Somerville, GO, Refunding	3.00	6/1/2034	1,045,000		1,045,638

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 83.5% (continued)
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 20	5.00	2/1/2035	990,000		1,053,239
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 20	5.00	2/1/2033	2,300,000		2,450,269
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 21	5.00	8/1/2035	2,250,000		2,549,556
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	5.99	8/1/2023	2,500,000	[e]	2,558,362
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	155,000		155,438
University of Massachusetts Building Authority, Revenue Bonds, Refunding, Ser. 3	5.00	11/1/2034	2,200,000		2,447,390
Waltham, GO	3.00	10/15/2032	2,160,000		2,182,681
Wellesley, GO	5.00	12/1/2030	1,660,000		1,991,763
Worcester, GO, Refunding	4.00	1/15/2031	2,235,000		2,362,924
Worcester, GO, Refunding	4.00	1/15/2028	800,000		856,985
Worcester, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	2/15/2033	2,000,000		1,722,693
Worcester, GO, Refunding, Ser. A	5.00	1/15/2029	1,690,000		1,841,560
				253,338,377
Nebraska - 1.0%
Central Plains Energy, Revenue Bonds, Refunding	4.00	8/1/2025	3,000,000	[a]	3,089,972
New Jersey - 2.1%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GGG	5.25	9/1/2024	2,400,000	[f]	2,527,895
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	875,000		945,587
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,375,000		1,497,320
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	1,375,000		1,503,448
				6,474,250
New York - 4.7%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,500,000	[a]	2,607,506
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	2,000,000		2,128,881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
New York - 4.7% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Ser. B5	0.67	8/1/2042	3,500,000	[d]	3,500,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000		2,488,376
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[f]	2,259,723
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2037	1,250,000		1,313,505
				14,297,991
Texas - 1.0%
Arlington Higher Education Finance Corp., Revenue Bonds (Great Hearts America) (Insured; Permanent School Fund) Ser. A	4.00	8/15/2035	500,000		528,332
Arlington Higher Education Finance Corp., Revenue Bonds (Great Hearts America) (Insured; Permanent School Fund) Ser. A	4.00	8/15/2031	510,000		548,224
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation) (Insured; Permanent School Fund)	4.00	8/15/2034	1,100,000		1,171,069
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation) (Insured; Permanent School Fund)	5.00	8/15/2032	620,000		710,766
				2,958,391
U.S. Related - .4%
Puerto Rico, Notes	0.01	11/1/2051	474,835	[d]	219,018
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000		320,749
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000		290,062

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
U.S. Related - .4% (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	342,678
				1,172,507
Total Investments (cost $308,892,361)			99.0%	300,391,380
Cash and Receivables (Net)			1.0%	2,902,522
Net Assets			100.0%	303,293,902

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2022.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $4,787,618 or 1.58% of net assets.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury Ultra Long Bond	10	9/21/2022	1,586,415	1,557,500	28,915
Ultra 10 Year U.S. Treasury Notes	49	9/21/2022	6,359,954	6,295,735	64,219
Gross Unrealized Appreciation				93,134

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	300,391,380	-	300,391,380
Other Financial Instruments:
Futures††	93,134	-	-	93,134

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2022, accumulated net unrealized depreciation on investments was $8,500,981, consisting of $1,608,264 gross unrealized appreciation and $10,109,245 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.